SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

A. Preferred investment options inducement:

On December 29, 2023, the Company entered into a preferred investment option exercise inducement offer letter with certain holders of existing (i) Series A preferred investment options to purchase 1,022,495 shares of the Company’s common stock at an exercise price of $2.20 per share, issued on October 25, 2022, as amended on May 24, 2023, (ii) Series C preferred investment options to purchase 350,878 shares of the Company’s common stock at an exercise price of $2.075 per share, issued on June 6, 2023, and (iii) Series D preferred investment options to purchase 312,309 shares of the Company’s common stock at an exercise price of $3.19 per share issued on June 26, 2023 (clauses (i) through (iii) collectively, the “Existing Preferred Investment Options”), pursuant to which the holders agreed to exercise for cash their Existing Investment Options to purchase an aggregate of 1,685,682 shares of the Company’s common stock, at a reduced exercised price of $1.62 per share, in consideration for the Company’s agreement to issue new series E preferred investment options having terms to purchase up to 1,685,682 shares of the Company’s common stock (the “Inducement Investment Options”). Each Inducement Investment Option will have an exercise price equal to $1.50 per share, and will be exercisable from the date of the issuance until five and one-half (5.5) years following the date of the issuance. The Company received aggregate gross proceeds of approximately $2,730 from the exercise of the Existing Investment Options by the Holders and the sale of the Inducement Investment Options, before deducting placement agent fees and other offering expenses payable by the Company.

As mentioned in Note 9E above, the Company engaged Wainwright to act as its exclusive placement agent in connection with the transactions summarized above pursuant to an Engagement Letter, dated October 24, 2023 and paid Wainwright a cash fee equal to 7.0% of the gross proceeds received from the exercise of the Existing Investment Options as well as a management fee equal to 1.0% of the gross proceeds from the exercise of the Existing Investment Options. The Company also paid Wainwright $60 for non-accountable expenses, and approximately $16 for certain administrative fees. The Company also issued to Wainwright or its designees preferred investment options to purchase up to 84,284 shares of common stock which have the same terms as the Inducement Investment Options except for an exercise price equal to $2.025 per share. Further, pursuant to the engagement letter, Wainwright has a right of first refusal to act as sole book-running manager, sole underwriter, or sole placement agent with respect to any public offering or private placement of equity, equity-linked or debt securities using an underwriter or placement agent occurring during the twelve-month period following the closing date January 3, 2024.

The Closing of the preferred investment option exercise inducement offer letter, and the modification of the previous warrants, the issuance of the stock and the warrants, and the receipt of cash, all occurred after December 31, 2023.

B. Reinstatement of annual compensation:

On January 8, 2024, the Board of Directors of the Company authorized the reinstatement of the annual fees payable to the independent directors for their services, effective as of January 1, 2024. Such fees were suspended in May 2023 as a result of the Company’s cost reduction plan.

The Company also reinstated in full of the annual compensation of the CEO, effective as of January 1, 2024. Such compensation was reduced by 50% in May 2023 as a result of the Company’s cost reduction plan.

C. Settlement of litigation resulting from the 2017 financing:

On January 26, 2024 (the “Effective Date”), the Company entered into a settlement agreement and release with the Plaintiffs (the “Settlement Agreement”), effectively resolving a lawsuit brought against the Company in 2020. The lawsuit stemmed from securities purchase agreements made between the Company and the third parties in 2017.

Pursuant to the Settlement Agreement, the Company agreed to pay $2,154 consisting of a cash payment of $1,100, covered by the Company’s insurance company, and 1,005,965 shares of restricted common stock. Furthermore, the Company’s insurance company is responsible for covering legal expenses incurred by the Company in relation to the legal proceedings of the Lawsuit. As part of the Settlement Agreement, the Company is also obligated to register the restricted common stock. In February 2024, the Plaintiffs filed a stipulation discontinuing the Lawsuit with prejudice.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

The Company concluded the Settlement Agreement gave rise to loss contingencies in the scope of ASC Subtopic 450-20, Contingencies – Loss Contingencies, and as of December 31, 2023, the Company recorded a contingent liability, as the Company deemed it both probable and reasonably estimable.

The Company determined that the loss contingency should be recognized as non-operating losses, offset by loss recoveries received from the Company’s insurance company.

As a result of the Settlement Agreement and the insurance recovery received from the insurance company, as of December 31, 2023, the Company recorded a liability and an asset on its balance sheet totaling $2,211 and $1,335, respectively. Within this asset, $1,100 represents the recovery of the cash payment of the settlement amount, and $235 represents recovery of legal expenses. A net non-operating loss of $1,111 from legal settlement was reflected in the Company’s statement of comprehensive loss for the year ended December 31, 2023.

D. Stock option grants and other compensation:

In February 2024, the Company granted the CEO, certain executives and certain employees, fully vested options to purchase an aggregate of 130,000 shares of the Company’s common stock, at an exercise price per share of $1.2684, attributable to performance goals achieved in January 2024. The Company also granted the CEO and other executives, options to purchase an aggregate of 132,500 shares of common stock at an exercise price per share of $1.25, with vesting based on meeting certain performance conditions in the year 2024.

In February 2024, the Company granted certain employees and advisors, options to purchase an aggregate of 77,500 shares of the Company’s common stock, at an exercise price per share of $1.2684, with a vesting period of three years.

Regarding the CEO’s 2023 annual bonus, in February 2024, the Company paid the CEO 25% of his 2023 annual bonus, amounting to approximately $99, through the grant of fully vested options to purchase an aggregate of 79,567 shares of the Company’s common stock with an exercise price per share of $1.25. The remaining 75% of the CEO’s bonus will be paid in cash contingent upon meeting certain conditions during 2024. As for other Company executives’ 2023 annual bonuses, in February 2024, the Company paid 50% of such bonuses in cash. The remaining 50% of such bonuses will be paid in cash contingent upon meeting certain conditions during 2024. As of December 31, 2023 and for the year then ended, the portions of the bonuses, which were paid in February 2024 in options and cash, were reflected as a liability in the Company’s balance sheet against payroll expenses in the Company’s statement of comprehensive loss, amounting to approximately $140.

E. Return of CardioSert intellectual property assets:

On March 3, 2024, the Company received notice from CardioSert that it was triggering its right to reacquire the Technology, pursuant to its rights under the CardioSert Agreement. The Company expects the transfer of the Technology back to CardioSert will occur in the second fiscal quarter of 2024.